Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
8.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2014	2015
	RMB	RMB	US$
Prepaid expenses for bandwidth, rented data centers or cabinets	66,896	126,842	19,581
Staff field advances	8,453	20,819	3,214
Interest receivables	13,275	4,936	762
Receivables for the disposal of certain construction-in-progress	20,290	20,290	3,132
Tax recoverables	66,492	159,413	24,609
Deposits	9,793	18,191	2,808
Loan to third parties	48,422	119,244	18,408
Other receivables	75,820	182,895	28,234

	309,441	652,630	100,748

Prepaid expenses for bandwidth, rented data centers and cabinets represent the unamortized portion of prepayments made to the Company’s telecommunication operators and certain technology companies, which provide the Company with access to bandwidth, data centers or cabinets.